Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,048,000.00
Previously Paid Amount	154.68
Total Fee Amount	154.68
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 1,048,000.00
Final Prospectus	true